Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-versus-Performance Table
The following table sets forth additional compensation information of our CEO (sometimes referred to as “PEO” for purposes of this section) and our other NEOs along with TSR, net income, and adjusted EBITDA performance results for our fiscal years ended 2025, 2024, 2023, 2022 and 2021. The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with Company performance, refer to the CD&A beginning on page 51.

Year (a)	Summary Compensation Table Total for PEO[1] (b)	Compensation Actually Paid to PEO[2] (c)	Average Summary Compensation Table Total for non-PEO NEOs[3] (d)	Average Compensation Actually Paid to non-PEO NEOs[2,3] (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)	Adjusted EBITDA (Company Selected Measure)[5] (i)
					Total Stockholder Return[4] (f)	Peer Group Total Stockholder Return[4] (g)
2025	$6,646,601	$42,801,553	$2,538,285	$15,683,503	$172	$243	$585,872,000	$1,025,772,000
2024	$4,387,806	$9,841,535	$1,837,740	$3,866,999	$55	$95	$58,900,000	$339,152,000
2023	$4,108,972	$3,852,029	$1,722,556	$1,595,045	$31	$87	($103,612,000)	$142,302,000
2022	$3,905,654	$2,406,554	$1,558,682	$1,028,030	$32	$80	($78,107,000)	$138,954,000
2021	$3,703,859	$2,672,360	$1,479,751	$1,177,195	$49	$89	($31,322,000)	$216,112,000

1	In all the years in question, Mitchell J. Krebs was our Chief Executive Officer.
2
The following tables set forth the adjustments made during 2025 represented in the PVP table to arrive at CAP to our PEO and average CAP to our other NEOs. The equity award adjustments to arrive at “Compensation Actually Paid” or “CAP” were calculated consistent with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For information on our adjustments made during 2021-2024, refer to our 2025 Proxy Statement.

	PEO	Average Non-PEO
Total Reported in 2025 Summary Compensation Table (SCT)	$6,646,601	$2,538,285
Less, value of Stock Awards reported in SCT	$4,223,336	$1,464,327
Plus, Year-End Fair Value of Awards Granted in the Fiscal Year that are Unvested and Outstanding	$11,201,346	$3,883,764
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$28,497,925	$10,600,550
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year Awards that Vested during the Fiscal Year	$679,017	$125,232
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	$36,154,953	$13,145,218
Compensation Actually Paid for 2025	$42,801,553	$15,683,503

3
During 2025, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Aoife McGrath. During each of 2024, 2023 and 2022, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Emilie C. Schouten. During 2021, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault, Terrence F. Smith, and Hans J. Rasmussen. Mr. Smith departed the Company effective August 27, 2021, and Mr. Rasmussen retired from his position as Senior Vice President, Exploration, effective March 31, 2022.

4
Company and peer group TSR reflects the Company’s “TSR peer group” as reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2025.

5
Adjusted EBITDA, a non-GAAP financial reporting measure, is used by the Company to evaluate operating performance of our core mining business and allows investors and analysts to compare results of the Company to similar results of other mining companies. For a reconciliation of Adjusted EBITDA to net income, please refer to the tables in Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1	In all the years in question, Mitchell J. Krebs was our Chief Executive Officer.
3
During 2025, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Aoife McGrath. During each of 2024, 2023 and 2022, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Emilie C. Schouten. During 2021, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault, Terrence F. Smith, and Hans J. Rasmussen. Mr. Smith departed the Company effective August 27, 2021, and Mr. Rasmussen retired from his position as Senior Vice President, Exploration, effective March 31, 2022.

Peer Group Issuers, Footnote
4
Company and peer group TSR reflects the Company’s “TSR peer group” as reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2025.

PEO Total Compensation Amount	$ 6,646,601	$ 4,387,806	$ 4,108,972	$ 3,905,654	$ 3,703,859
PEO Actually Paid Compensation Amount	$ 42,801,553	9,841,535	3,852,029	2,406,554	2,672,360
Adjustment To PEO Compensation, Footnote
2
The following tables set forth the adjustments made during 2025 represented in the PVP table to arrive at CAP to our PEO and average CAP to our other NEOs. The equity award adjustments to arrive at “Compensation Actually Paid” or “CAP” were calculated consistent with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For information on our adjustments made during 2021-2024, refer to our 2025 Proxy Statement.

	PEO	Average Non-PEO
Total Reported in 2025 Summary Compensation Table (SCT)	$6,646,601	$2,538,285
Less, value of Stock Awards reported in SCT	$4,223,336	$1,464,327
Plus, Year-End Fair Value of Awards Granted in the Fiscal Year that are Unvested and Outstanding	$11,201,346	$3,883,764
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$28,497,925	$10,600,550
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year Awards that Vested during the Fiscal Year	$679,017	$125,232
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	$36,154,953	$13,145,218
Compensation Actually Paid for 2025	$42,801,553	$15,683,503

Non-PEO NEO Average Total Compensation Amount	$ 2,538,285	1,837,740	1,722,556	1,558,682	1,479,751
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,683,503	3,866,999	1,595,045	1,028,030	1,177,195
Adjustment to Non-PEO NEO Compensation Footnote
2
The following tables set forth the adjustments made during 2025 represented in the PVP table to arrive at CAP to our PEO and average CAP to our other NEOs. The equity award adjustments to arrive at “Compensation Actually Paid” or “CAP” were calculated consistent with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For information on our adjustments made during 2021-2024, refer to our 2025 Proxy Statement.

	PEO	Average Non-PEO
Total Reported in 2025 Summary Compensation Table (SCT)	$6,646,601	$2,538,285
Less, value of Stock Awards reported in SCT	$4,223,336	$1,464,327
Plus, Year-End Fair Value of Awards Granted in the Fiscal Year that are Unvested and Outstanding	$11,201,346	$3,883,764
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$28,497,925	$10,600,550
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year Awards that Vested during the Fiscal Year	$679,017	$125,232
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	$36,154,953	$13,145,218
Compensation Actually Paid for 2025	$42,801,553	$15,683,503

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Additional Performance Measures
The following performance measures reflect the Company’s most important performance measures used to link compensation actually paid to NEOs to performance in 2025, as further described and defined in the CD&A.

Adjusted EBITDA
ROIC
Production
Costs Applicable to Sales
Growth in Reserves and Resources
Environmental, Health and Safety Performance
Strategic Initiatives
rTSR

Total Shareholder Return Amount	$ 172	55	31	32	49
Peer Group Total Shareholder Return Amount	243	95	87	80	89
Net Income (Loss)	$ 585,872,000	$ 58,900,000	$ (103,612,000)	$ (78,107,000)	$ (31,322,000)
Company Selected Measure Amount	1,025,772,000	339,152,000	142,302,000	138,954,000	216,112,000
PEO Name	Mitchell J. Krebs	Mitchell J. Krebs	Mitchell J. Krebs	Mitchell J. Krebs	Mitchell J. Krebs
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
5
Adjusted EBITDA, a non-GAAP financial reporting measure, is used by the Company to evaluate operating performance of our core mining business and allows investors and analysts to compare results of the Company to similar results of other mining companies. For a reconciliation of Adjusted EBITDA to net income, please refer to the tables in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Production
Measure:: 4
Pay vs Performance Disclosure
Name	Costs Applicable to Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Reserves and Resources
Measure:: 6
Pay vs Performance Disclosure
Name	Environmental, Health and Safety Performance
Measure:: 7
Pay vs Performance Disclosure
Name	Strategic Initiatives
Measure:: 8
Pay vs Performance Disclosure
Name	rTSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 36,154,953
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,223,336)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,201,346
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,497,925
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	679,017
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,145,218
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,464,327)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,883,764
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,600,550
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,232
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0